UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

ITEM 1.        REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Loomis Sayles Bond Fund (Initial Class)

Annual Report

December 31, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

The Great West Loomis Sayles Bond Fund performed well throughout the calendar year 2013, withstanding fluctuating investor confidence levels caused by the Federal Reserve’s quantitative easing (“QE”) announcements, the federal budget battle, and global economic growth and deflation risks, among other factors. The Fund (Initial Class shares) exceeded its benchmark index, the BofA Merrill Lynch Corporate/Government Index, by approximately 10.72%, returning 8.04% versus -2.68% for the Index, for the one-year period ending December 31, 2013. Outperformance in 2013 was largely attributable to strong security selection within investment grade bonds, out-of-benchmark allocations to high yield bonds, non-U.S.-dollar denominated securities, convertibles, and stocks, as well as an underweight to U.S. Treasurys. The multisector Fund has the flexibility to opportunistically invest in various fixed-income sectors including: investment grade corporate bonds, high yield bonds, as well as non-US dollar-denominated and emerging market debt securities.

In the first quarter, volatility made periodic appearances as uncertainty regarding the fate of the federal budget lingered, while details concerning the wind-down of the Federal Reserve’s quantitative easing QE spurred volatility in the second quarter. The largest detractor from excess return was non-U.S.-dollar denominated securities for the first half of the year. The U.S. dollar rallied in the first quarter as the U.S. growth outlook seemed brighter than other countries, namely the inconclusive Italian elections, a corruption scandal in Spain, and a funding crisis in Cyprus. The U.S. dollar also gained against most currencies in the second quarter as Chairman Bernanke surprised the markets by suggesting the Federal Reserve may start to taper its program of purchasing Treasurys and mortgage-backed securities (“MBS”). During the first three months, investment grade and high yield issues put forth positive returns on both an absolute and relative basis as investor optimism and high levels of new issuance bolstered both segments of the credit market. Taper talk generally caused the credit markets to take a downturn in May and June, resulting in negative absolute returns in the second quarter; however, both high yield and investment grade bonds produced positive excess return for the Fund. Equity-sensitive securities also had a positive effect on performance as the allocation mirrored the rally in the stock markets.

Central bank policy was again the primary force behind market movements in the third quarter. The Federal Reserve delivered a surprise announcement during its September meeting, indicating a continuation of asset purchases, which sent investors back into the markets. However, less surprisingly, at the next meeting in December, it was decided that January would bring a decrease to the monthly asset purchases of agency MBS and longer-term Treasury securities by $5 billion each. The purchase reduction signaled an eventual end to QE but also reinforced forward guidance on low rates. Outperformance in the second half of the year was generally driven by non-U.S.-dollar denominated debt, convertible securities, and high yield bonds. Major currencies appreciated versus the U.S. dollar in the third quarter, as improving global growth and renewed stimulus out of China increased demand for commodity currencies. This prompted the Canadian, Australian and New Zealand dollar to bounce, particularly in September. Securities denominated in the Euro were also beneficial to the Fund over this period. The search for yield continued during the fourth quarter, as investors accepted lower credit quality for higher yielding securities. A considerable rally in the stock market during much of the quarter, specifically in the latter half of December, also served to buoy equity sensitive issues.

Overall, allocations to high yield bonds, convertibles, stocks, and non-U.S.-dollar denominated securities were the top drivers of performance for 2013. Security selection within investment grade bonds, particularly financials and industrials, also positively contributed to excess return. High yield was the leader of fixed income markets during the calendar year. Within the sector, stable fundamentals, balance sheet strength, and carry continue to support valuations. Strong showings by individual convertible names, specifically within the technology industry, allowed the sector to assist absolute and relative returns. This sector seeks to offer additional diversification to the Fund due to lower interest rate sensitivity. Consequently, we aim to maintain exposure to strong companies with a defined equity upside. A strong year for the stock market was reflected in the Fund by favorable results from equity securities. Foreign exposure through non-U.S.-dollar denominated securities, such as the Euro, Mexican peso and New Zealand dollar, also assisted outperformance in 2013. We will maintain allocations that are leveraged to U.S. growth and appear to have a competitive advantage.

Looking forward, credit research and issue selection will remain of paramount importance in pursuing excess returns. Alterations to the QE taper will be highly dependent on macroeconomic data. We anticipate a modest increase in yield levels towards the longer end of the curve. We will seek to continue to maintain a well-diversified Fund as we look for opportunities to add investments with attractive prices and yields, while utilizing prudent security selection in our multi-sector approach.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	BofA Merrill Lynch Corporate/Government Index
	10,000.00	10,000.00
2004	11,098.00	10,415.20
2005	11,509.74	10,676.62
2006	12,787.32	11,086.60
2007	13,823.09	11,892.71
2008	10,817.95	12,481.64
2009	14,978.53	13,085.12
2010	16,890.94	13,978.84
2011	17,639.21	15,182.42
2012	20,466.77	15,955.20
2013	22,112.09	15,528.31

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Ten Years
Initial Class	8.04%	15.37%	8.26%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Moody’s Rating as of December 31, 2013

Moody’s Rating	% of Fund Investments
A1	0.14%
A2	1.72%
A3	0.76%
Aa2	0.58%
Aaa	36.23%
B1	2.86%
B2	2.64%
B3	3.84%
Ba1	5.65%
Ba2	1.65%
Ba3	4.31%
Baa1	3.04%
Baa2	7.09%
Baa3	9.36%
C	0.16%
Ca	0.33%
Caa1	2.21%
Caa2	1.07%
Caa3	0.04%
Withdrawn Rating	1.68%
Not Rated	7.50%
Common Stock	2.98%
Convertible Preferred Stock	0.95%
Preferred Stock	1.14%
Short Term Investments	2.07%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(06/29/13)	(12/31/13)	(06/29/13 – 12/31/13)

Actual	$1,000.00	$1,054.00	$4.72*

Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	$4.65*

*Expenses are equal to the Fund’s annualized expense ratio of 0.90% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount		Fair Value

ASSET-BACKED SECURITIES
$332,524	Community Program Loan Trust Series 1987-A, Class A5
	4.50%, 04/01/2029	$	335,725
200,000	GS Mortgage Securities Trust Series 2007-GG10, Class AM(a)
	5.80%, 08/10/2045		203,209

TOTAL ASSET-BACKED SECURITIES — 0.07% (Cost $512,753)		$	538,934

BONDS AND NOTES
Basic Materials — 5.02%
	Alcoa Inc
140,000	5.87%, 02/23/2022		144,502
8,335,000	5.90%, 02/01/2027		8,166,866
255,000	6.75%, 01/15/2028		267,625
	ArcelorMittal(a)
1,015,000	6.13%, 06/01/2018		1,110,963
895,000	7.50%, 10/15/2039		879,338
3,170,000	7.25%, 03/01/2041		3,027,350
3,565,000	Barminco Finance Property Ltd(b)
	9.00%, 06/01/2018		3,279,800
	Barrick Gold Corp
520,000	5.80%, 11/15/2034		439,968
3,485,000	5.25%, 04/01/2042		2,906,971
2,825,000	Barrick North America Finance LLC
	5.75%, 05/01/2043		2,540,251
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025		135,738
700,000	7.25%, 06/01/2028		843,765
90,000	8.88%, 05/15/2031		125,014
3,910,000	Hercules Inc
	6.50%, 06/30/2029		3,401,700
	Methanex Corp
3,675,000	6.00%, 08/15/2015		3,935,410
190,000	5.25%, 03/01/2022		201,152
	Momentive Specialty Chemicals Inc
480,000	9.20%, 03/15/2021		460,800
2,220,000	7.88%, 02/15/2023		1,975,800
2,080,000	Newmont Mining Corp
	4.88%, 03/15/2042		1,540,113
600,000	Rain CII Carbon LLC / CII Carbon Corp(b)
	8.25%, 01/15/2021		612,000
215,000	RPM International Inc(c)
	2.25%, 12/15/2020		237,978
680,000	United States Steel Corp(c)
	7.50%, 03/15/2022		722,500
	Westvaco Corp
485,000	8.20%, 01/15/2030		574,696
230,000	7.95%, 02/15/2031		266,863

			37,797,163

Communications — 6.32%
	Alcatel-Lucent USA Inc
2,325,000	6.75%, 11/15/2020(b)		2,415,094
250,000	6.50%, 01/15/2028		218,750
7,545,000	6.45%, 03/15/2029		6,677,325

Principal Amount		Fair Value

Communications — (continued)
$24,300,000	America Movil SAB de CV
	MXP, 6.45%, 12/05/2022	$	1,715,081
85,000	Axtel SAB de CV(a)(b)(d)
	8.00%, 01/31/2014		78,838
	CenturyLink Inc
860,000	7.60%, 09/15/2039		765,400
425,000	7.65%, 03/15/2042		379,313
	Clear Channel Communications Inc
1,120,000	5.50%, 09/15/2014		1,114,400
1,000,000	4.90%, 05/15/2015		960,000
950,000	Corning Inc
	7.25%, 08/15/2036		1,094,513
1,540,000	Eircom Finance Ltd(b)
	EUR, 9.25%, 05/15/2020		2,240,616
775,000	Embarq Corp
	8.00%, 06/01/2036		784,641
290,000	Lamar Media Corp
	5.00%, 05/01/2023		275,500
	Level 3 Financing Inc
110,000	9.38%, 04/01/2019		123,063
420,000	7.00%, 06/01/2020		445,200
63,000	Motorola Solutions Inc
	6.63%, 11/15/2037		62,398
3,000,000	NII Capital Corp(c)
	10.00%, 08/15/2016		1,590,000
	Portugal Telecom International Finance
300,000	EUR, 5.63%, 02/08/2016		440,528
1,350,000	EUR, 5.00%, 11/04/2019		1,945,419
1,300,000	EUR, 4.50%, 06/16/2025		1,716,880
	Qwest Capital Funding Inc
250,000	6.50%, 11/15/2018		271,250
150,000	7.63%, 08/03/2021		157,500
1,960,000	6.88%, 07/15/2028		1,798,300
3,500,000	7.75%, 02/15/2031		3,360,000
	Qwest Corp
500,000	7.25%, 09/15/2025		532,482
2,155,000	6.88%, 09/15/2033		2,068,800
	Sprint Capital Corp
760,000	6.90%, 05/01/2019		830,300
5,084,000	6.88%, 11/15/2028		4,791,670
130,000	8.75%, 03/15/2032		139,425
606,000	Sprint Communications Inc
	6.00%, 12/01/2016		661,297
	Telecom Italia Capital SA
500,000	6.38%, 11/15/2033		452,500
940,000	6.00%, 09/30/2034		814,275
	Telefonica Emisiones SAU
600,000	GBP, 5.60%, 03/12/2020		1,059,995
225,000	5.13%, 04/27/2020		239,031
525,000	7.05%, 06/20/2036		578,728
	Time Warner Cable Inc
35,000	5.88%, 11/15/2040		30,277
1,385,000	4.50%, 09/15/2042		1,049,228
1,300,000	UPC Holding BV(b)
	EUR, 6.38%, 09/15/2022		1,837,598

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount		Fair Value

Communications — (continued)
$2,100,000	Videotron Ltd(b)
	CAD, 5.63%, 06/15/2025	$	1,907,743

			47,623,358

Consumer, Cyclical — 9.95%
290,000	Air Canada 2013-1 Class B Pass Through Trust(b)
	5.38%, 05/15/2021		282,025
400,000	American Airlines 2013-1 Class A Pass Through Trust(b)
	4.00%, 07/15/2025		387,000
200,000	American Airlines 2013-1 Class B Pass Through Trust(b)
	5.63%, 01/15/2021		200,500
6,440,000	American Airlines 2013-2 Class A Pass Through Trust(b)
	4.95%, 01/15/2023		6,713,700
461,197	Atlas Air 1998-1 Class B Pass Through Trust(e)
	7.68%, 01/02/2014		469,268
452,198	Atlas Air 1999-1 Class B Pass Through Trust(e)(f)
	7.63%, 01/02/2015		455,047
913,951	Atlas Air 1999-1 Class C Pass Through Trust(e)(f)
	8.77%, 07/02/2012		1,197,276
173,425	Atlas Air 2000-1 Class B Pass Through Trust(e)
	9.06%, 01/02/2016		183,830
1,360,000	Beazer Homes USA Inc
	7.25%, 02/01/2023		1,360,000
13,580,000	Best Buy Co Inc
	5.00%, 08/01/2018		14,225,050
18,859	Continental Airlines 2000-2 Class B Pass Through Trust
	8.31%, 04/02/2018		19,920
199,444	Continental Airlines 2001-1 Class B Pass Through Trust
	7.37%, 12/15/2015		212,906
99,679	Continental Airlines 2012-1 Class B Pass Through Trust
	6.25%, 04/11/2020		104,164
645,000	Continental Airlines 2012-3 Class C Pass Through Trust
	6.13%, 04/29/2018		674,025
1,150,000	Darden Restaurants Inc
	3.35%, 11/01/2022		989,362
1,015,852	Delta Air Lines 2007-1 Class A Pass Through Trust
	6.82%, 08/10/2022		1,145,373
646,628	Delta Air Lines 2007-1 Class C Pass Through Trust
	8.95%, 08/10/2014		654,711
237,913	Delta Air Lines 2009-1 Series B Pass Through Trust
	9.75%, 12/17/2016		268,842
	Dillard’s Inc
430,000	6.63%, 01/15/2018		476,225
500,000	7.88%, 01/01/2023		552,500

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$1,070,000	7.75%, 07/15/2026	$	1,134,200
850,000	Foot Locker Inc(e)
	8.50%, 01/15/2022		937,934
	Ford Motor Co
155,000	6.50%, 08/01/2018		179,143
245,000	7.13%, 11/15/2025		285,743
265,000	7.50%, 08/01/2026		313,822
50,000	6.63%, 02/15/2028		54,411
755,000	6.63%, 10/01/2028		847,646
2,080,000	6.38%, 02/01/2029		2,288,424
2,035,000	7.45%, 07/16/2031		2,492,199
1,440,000	7.40%, 11/01/2046		1,721,663
2,625,000	Ingram Micro Inc
	5.25%, 09/01/2017		2,787,367
179,000	JC Penney Corp Inc
	6.38%, 10/15/2036		133,355
45,000	K Hovnanian Enterprises Inc
	5.00%, 11/01/2021		40,275
	Lennar Corp
1,925,000	5.60%, 05/31/2015		2,021,250
1,330,000	4.75%, 11/15/2022(a)		1,233,575
	New Albertsons Inc
580,000	7.75%, 06/15/2026		469,800
755,000	6.63%, 06/01/2028		543,600
4,715,000	7.45%, 08/01/2029		3,866,300
75,000	8.70%, 05/01/2030		64,875
1,240,000	8.00%, 05/01/2031		1,023,000
2,410,000	Owens & Minor Inc
	6.35%, 04/15/2016		2,629,491
	PulteGroup Inc
750,000	6.38%, 05/15/2033		678,750
3,770,000	6.00%, 02/15/2035		3,195,075
3,350,000	Servus Luxembourg Holding SCA(b)
	EUR, 7.75%, 06/15/2018		4,848,260
665,000	Toro Co
	6.63%, 05/01/2037		675,244
2,125,000	Toys R Us Inc
	7.38%, 10/15/2018		1,572,500
379,589	UAL 2007-1 Pass Through Trust
	6.64%, 07/02/2022		402,364
160,965	UAL 2009-1 Pass Through Trust
	10.40%, 11/01/2016		182,696
636,646	US Airways 2011-1 Class A Pass Through Trust
	7.13%, 10/22/2023		717,818
1,349,453	US Airways 2012-1 Class A Pass Through Trust
	5.90%, 10/01/2024		1,470,904
2,371,838	US Airways 2012-1 Class B Pass Through Trust
	8.00%, 10/01/2019		2,644,600
1,839,685	US Airways 2012-1 Class C Pass Through Trust
	9.13%, 10/01/2015		1,940,868
971,654	US Airways 2012-2 Class A Pass Through Trust
	4.63%, 06/03/2025		986,228

			74,955,104

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount		Fair Value

Consumer, Non-cyclical — 3.44%
$620,000	Boston Scientific Corp
	6.00%, 01/15/2020	$	711,779
970,000	Crestview DS Merger Sub II Inc(b)
	10.00%, 09/01/2021		1,040,325
285,000	Delhaize Group SA
	5.70%, 10/01/2040		270,212
1,300,000	DP World Ltd(b)
	6.85%, 07/02/2037		1,277,250
	HCA Inc
150,000	6.38%, 01/15/2015		157,500
150,000	7.19%, 11/15/2015		163,500
130,000	5.88%, 03/15/2022		134,225
45,000	4.75%, 05/01/2023		42,300
1,875,000	5.88%, 05/01/2023		1,851,562
395,000	7.50%, 12/15/2023		426,600
575,000	8.36%, 04/15/2024		632,500
765,000	7.69%, 06/15/2025		799,425
1,115,000	7.58%, 09/15/2025		1,156,813
2,505,000	7.05%, 12/01/2027		2,467,425
725,000	7.50%, 11/06/2033		725,000
175,000	7.75%, 07/15/2036		174,125
1,838,000	Post Holdings Inc(b)
	6.75%, 12/01/2021		1,902,330
	RR Donnelley & Sons Co
265,000	7.88%, 03/15/2021		294,150
1,970,000	7.00%, 02/15/2022		2,117,750
105,000	6.50%, 11/15/2023		106,050
3,080,000	ServiceMaster Co
	7.00%, 08/15/2020		3,053,050
3,195,000	SUPERVALU Inc(c)
	6.75%, 06/01/2021		3,155,062
425,000	Tenet Healthcare Corp
	6.88%, 11/15/2031		369,750
	United Rentals North America Inc
445,000	7.63%, 04/15/2022		494,506
775,000	6.13%, 06/15/2023		786,625
1,565,000	Valeant Pharmaceuticals International(b)
	6.38%, 10/15/2020		1,649,119

			25,958,933

Energy — 2.13%
1,191,239	Alta Wind Holdings LLC(b)
	7.00%, 06/30/2035		1,260,199
	Chesapeake Energy Corp
35,000	6.63%, 08/15/2020		39,112
35,000	6.88%, 11/15/2020		39,550
488,000	Connacher Oil & Gas Ltd(b)
	8.50%, 08/01/2019		335,500
395,000	DCP Midstream LLC(b)
	6.45%, 11/03/2036		402,326
250,000	El Paso LLC
	7.80%, 08/01/2031		253,692
500,000	EQT Corp
	8.13%, 06/01/2019		606,587
760,000	Halcon Resources Corp
	8.88%, 05/15/2021		767,600
	Hercules Offshore Inc(b)
3,425,000	8.75%, 07/15/2021		3,818,875

Principal Amount		Fair Value

Energy — (continued)
$635,000	7.50%, 10/01/2021	$	673,100
600,000	IFM US Colonial Pipeline 2 LLC(b)
	6.45%, 05/01/2021		631,880
2,700,000	Newfield Exploration Co
	5.63%, 07/01/2024		2,686,500
770,000	Rockies Express Pipeline LLC(b)
	6.88%, 04/15/2040		637,175
1,060,000	SandRidge Energy Inc
	7.50%, 02/15/2023		1,075,900
3,205,000	Sidewinder Drilling Inc(b)
	9.75%, 11/15/2019		2,820,400

			16,048,396

Financial — 14.54%
100,000	AGFC Capital Trust I(a)(b)
	6.00%, 01/15/2067		84,000
	Ally Financial Inc
255,000	3.13%, 01/15/2016		260,645
552,000	8.00%, 12/31/2018		651,360
869,000	8.00%, 11/01/2031		1,039,541
	American International Group Inc
80,000	5.45%, 05/18/2017		89,418
205,000	5.85%, 01/16/2018		235,145
75,000	4.13%, 02/15/2024		74,565
1,000,000	Associates Corp of North America
	6.95%, 11/01/2018		1,189,809
	Bank of America Corp
800,000	5.49%, 03/15/2019		885,620
1,724,000	7.63%, 06/01/2019		2,138,324
450,000	5.00%, 05/13/2021		491,748
3,110,000,000	Barclays Bank PLC
	KRW, 3.68%, 08/20/2015		2,998,519
850,000	Camden Property Trust
	5.70%, 05/15/2017		944,949
	Citigroup Inc
4,010,000	NZD, 6.25%, 06/29/2017		3,372,357
100,000	EUR, 1.50%, 11/30/2017(a)		135,294
5,925,000	3.50%, 05/15/2023		5,520,862
125,000	5.88%, 02/22/2033		128,477
360,000	6.13%, 08/25/2036		383,821
5,000,000	Doric Nimrod Air Alpha 2013-1 Pass Through Trust(b)
	6.13%, 11/30/2019		5,162,500
135,000	Duke Realty LP
	5.95%, 02/15/2017		150,225
2,125,000	Fidelity National Financial Inc
	5.50%, 09/01/2022		2,203,974
1,900,000	Forethought Financial Group Inc(b)
	8.63%, 04/15/2021		2,095,607
	General Electric Capital Corp
5,255,000	NZD, 6.50%, 09/28/2015		4,470,629
400,000	NZD, 6.75%, 09/26/2016		342,713
680,000	NZD, 5.50%, 02/01/2017		570,849
1,600,000	Goldman Sachs Group Inc
	6.75%, 10/01/2037		1,780,072
1,560,000	Hanover Insurance Group Inc
	6.38%, 06/15/2021		1,706,631
2,520,000	HBOS PLC(b)
	6.75%, 05/21/2018		2,850,440

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount		Fair Value

Financial — (continued)
	Highwoods Realty LP
$2,640,000	5.85%, 03/15/2017	$	2,907,157
2,200,000	7.50%, 04/15/2018		2,567,437
	International Lease Finance Corp
840,000	5.88%, 04/01/2019		894,600
620,000	6.25%, 05/15/2019		671,150
290,000	8.25%, 12/15/2020		339,300
1,325,000	5.88%, 08/15/2022		1,321,688
	iStar Financial Inc
20,000	6.05%, 04/15/2015		21,025
115,000	3.88%, 07/01/2016		117,588
110,000	5.85%, 03/15/2017		117,838
575,000	7.13%, 02/15/2018		633,938
350,000	4.88%, 07/01/2018		348,688
	Jefferies Group LLC
375,000	3.88%, 11/09/2015		391,242
265,000	5.13%, 04/13/2018		286,531
975,000	6.88%, 04/15/2021		1,110,554
1,165,000	5.13%, 01/20/2023		1,178,358
705,000	6.45%, 06/08/2027		732,545
1,140,000	6.25%, 01/15/2036		1,100,100
1,335,000	JPMorgan Chase & Co
	NZD, 4.25%, 11/02/2018		1,034,865
1,000,000	KeyCorp Capital III
	7.75%, 07/15/2029		1,135,355
570,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
	7.38%, 10/01/2017		598,500
2,115,000	Lloyds Bank PLC(b)
	6.50%, 09/14/2020		2,404,205
600,000	MBIA Insurance Corp(a)(b)
	11.50%, 01/15/2033		453,000
	Merrill Lynch & Co Inc
800,000	6.05%, 05/16/2016		880,179
50,000	EUR, 0.83%, 09/14/2018(a)		64,624
1,900,000	6.11%, 01/29/2037		2,049,095
245,000	MetLife Capital Trust X(b)
	9.25%, 04/08/2038		314,825
1,355,000	MetLife Inc(a)
	10.75%, 08/01/2039		1,998,625
	Morgan Stanley
100,000	0.72%, 10/15/2015(a)		99,789
1,700,000	AUD, 7.63%, 03/03/2016		1,615,754
300,000	0.70%, 10/18/2016(a)		297,529
1,025,000	AUD, 4.75%, 11/16/2018		905,517
300,000	5.50%, 01/26/2020		336,772
705,000	5.75%, 01/25/2021		797,541
3,200,000	3.75%, 02/25/2023		3,113,808
8,345,000	4.10%, 05/22/2023		8,075,882
3,005,000	Mutual of Omaha Insurance Co(b)
	6.80%, 06/15/2036		3,381,523
535,000	Penn Mutual Life Insurance Co(b)
	6.65%, 06/15/2034		596,226
	ProLogis LP
60,000	5.63%, 11/15/2015		63,800
50,000	5.75%, 04/01/2016(c)		54,830
350,000	6.63%, 05/15/2018		408,790
	Royal Bank of Scotland Group PLC
70,000	EUR, 5.25%,Perpetual(g)		79,469

Principal Amount		Fair Value

Financial — (continued)
$905,000	EUR, 5.50%,Perpetual(g)	$	1,052,036
620,000	6.10%, 06/10/2023		625,020
1,185,000	6.00%, 12/19/2023		1,193,437
	Royal Bank of Scotland PLC
50,000	EUR, 4.35%, 01/23/2017		71,873
400,000	EUR, 6.93%, 04/09/2018		624,570
50,000	EUR, 4.63%, 09/22/2021		68,785
100,000	Santander Financial Issuances Ltd
	7.25%, 11/01/2015		107,634
	Santander Issuances SAU(b)
300,000	5.91%, 06/20/2016		317,915
300,000	6.50%, 08/11/2019(a)		308,187
	SLM Corp
100,000	5.00%, 04/15/2015		104,625
100,000	4.63%, 09/25/2017		103,802
2,785,000	8.45%, 06/15/2018		3,244,525
345,000	5.50%, 01/15/2019		358,024
405,000	4.88%, 06/17/2019		403,563
190,000	5.50%, 01/25/2023		179,476
3,035,000	5.63%, 08/01/2033		2,515,256
1,700,000	Societe Generale SA(a)(b)(g)
	5.92%, Perpetual		1,776,500
	Springleaf Finance Corp
900,000	6.50%, 09/15/2017		963,000
825,000	6.90%, 12/15/2017		901,725
2,545,000	6.00%, 06/01/2020		2,545,000
2,055,000	7.75%, 10/01/2021		2,219,400
825,000	8.25%, 10/01/2023		893,063
	XL Group PLC
575,000	6.38%, 11/15/2024		659,050
725,000	6.25%, 05/15/2027		812,093

			109,506,895

Industrial — 2.33%
1,095,000	Agilent Technologies Inc
	6.50%, 11/01/2017		1,268,381
1,650,000	APL Ltd
	8.00%, 01/15/2024		1,551,000
1,550,000	Bombardier Inc(b)
	CAD, 7.35%, 12/22/2026		1,528,536
425,000	Cleaver-Brooks Inc(b)
	8.75%, 12/15/2019		461,125
3,500,000	Hellenic Railways Organization SA(a)
	EUR, 0.56%, 05/24/2016		3,803,824
2,030,000	Jack Cooper Holdings Corp(b)
	9.25%, 06/01/2020		2,187,325
	Masco Corp
1,000,000	7.75%, 08/01/2029		1,098,133
1,620,000	6.50%, 08/15/2032		1,591,650
570,000	Meccanica Holdings USA Inc(b)
	6.25%, 01/15/2040		482,394
386,000	Missouri Pacific Railroad Co
	5.00%, 01/01/2045		318,450
865,000	Owens Corning
	7.00%, 12/01/2036		931,798

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount		Fair Value

Industrial — (continued)
$2,200,000	TransDigm Inc
	7.50%, 07/15/2021		$	2,365,000

				17,587,616

Technology — 0.89%
2,445,000	Amkor Technology Inc
	6.38%, 10/01/2022			2,512,237
	First Data Corp(b)
1,535,000	11.25%, 01/15/2021			1,694,256
750,000	10.63%, 06/15/2021			812,813
1,595,000	11.75%, 08/15/2021			1,682,725

				6,702,031

Utilities — 1.76%
2,005,000	AES Corp
	4.88%, 05/15/2023			1,874,675
1,232,282	Bruce Mansfield Unit
	6.85%, 06/01/2034			1,279,070
	EDP Finance BV
800,000	EUR, 4.75%, 09/26/2016			1,163,318
1,900,000	6.00%, 02/02/2018(b)			2,037,275
3,800,000	4.90%, 10/01/2019(b)			3,866,500
1,900,000	Enel Finance International NV(b)
	6.00%, 10/07/2039			1,822,357
1,601,685	Energy Future Intermediate
	Holding Co LLC / EFIH Finance Inc(b)
	11.25%, 12/01/2018			1,113,171
75,000	Iberdrola Finance Ireland Ltd(b)
	3.80%, 09/11/2014			76,505

				13,232,871

TOTAL BONDS AND NOTES — 46.38% (Cost $323,996,623)		$		349,412,367

CONVERTIBLE BONDS
Basic Materials — 0.23%
1,300,000	United States Steel Corp
	2.75%, 04/01/2019			1,720,875

Communications — 1.39%
96,900	Axtel SAB de CV(a)(b)(d)(e)
	8.00%, 01/31/2014			13,061
	Ciena Corp
3,825,000	0.88%, 06/15/2017(c)			3,911,063
1,045,000	3.75%, 10/15/2018(b)			1,505,453
	Level 3 Communications Inc
995,000	7.00%, 03/15/2015			1,355,688
2,670,000	7.00%, 03/15/2015(b)			3,637,875
60,562	Liberty Interactive LLC
	3.50%, 01/15/2031			32,022

				10,455,162

Principal Amount		Fair Value

Consumer, Cyclical — 0.43%
$1,475,000	Ford Motor Co
	4.25%, 11/15/2016		$	2,721,375
445,000	KB Home
	1.38%, 02/01/2019			441,940
50,000	Meritor Inc(a)(d)
	4.44%, 02/15/2019			47,844

				3,211,159

Consumer, Non-cyclical — 0.19%
160,000	Hologic Inc(d)
	0.23%, 03/01/2018			163,400
570,000	Omnicare Inc
	3.75%, 12/15/2025			1,309,575

				1,472,975

Energy — 1.00%
	Chesapeake Energy Corp
375,000	2.75%, 11/15/2035			392,109
3,265,000	2.50%, 05/15/2037(c)			3,313,975
4,090,000	2.25%, 12/15/2038			3,813,925

				7,520,009

Financial — 0.38%
315,000	iStar Financial Inc
	3.00%, 11/15/2016			429,975
195,000	Jefferies Group LLC
	3.88%, 11/01/2029			206,334
1,810,000	Old Republic International Corp(c)
	3.75%, 03/15/2018			2,251,188

				2,887,497

Industrial — 0.02%
95,000	Trinity Industries Inc
	3.88%, 06/01/2036			125,103

Technology — 3.46%
	Intel Corp
4,565,000	2.95%, 12/15/2035(c)			5,112,800
6,090,000	3.25%, 08/01/2039			8,278,594
	Micron Technology Inc
945,000	2.38%, 05/01/2032			2,185,903
340,000	3.13%, 05/01/2032			774,138
9,237,000	3.00%, 11/15/2043			9,092,672
645,000	Nuance Communications Inc
	2.75%, 11/01/2031			630,084

				26,074,191

TOTAL CONVERTIBLE BONDS — 7.10% (Cost $37,744,713)		$		53,466,971

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount		Fair Value

FOREIGN GOVERNMENT BONDS AND NOTES
$6,995,000	Autonomous Community of Madrid Spain ADR(b)
	EUR, 4.30%, 09/15/2026	$	8,990,341
	Canadian Government Bond
35,340,000	CAD, 2.50%, 06/01/2015		33,947,359
3,625,000	CAD, 3.00%, 12/01/2015		3,533,407
13,981,000	CAD, 1.25%, 02/01/2016		13,192,615
8,945,000	CAD, 1.25%, 09/01/2018		8,156,392
605,000	City of Rome Italy
	EUR, 5.35%, 01/27/2048		757,394
17,325,000	Inter-American Development Bank
	NZD, 6.00%, 12/15/2017		14,774,886
9,600,000	International Bank for Reconstruction & Development
	SGD, 1.43%, 03/05/2014		7,613,208
	Mexican Bonos
83,500,000	MXP, 6.50%, 06/10/2021		6,561,342
73,050,000	MXP, 8.00%, 12/07/2023		6,222,943
8,775,000	New South Wales Treasury Corp
	AUD, 6.00%, 02/01/2018		8,577,178
	Norway Government Bond
18,370,000	NOK, 5.00%, 05/15/2015		3,172,901
34,725,000	NOK, 4.25%, 05/19/2017		6,170,897
	Portugal Obrigacoes do Tesouro OT(b)
175,000	EUR, 4.80%, 06/15/2020		228,904
665,000	EUR, 3.85%, 04/15/2021		807,167
1,625,000	EUR, 4.95%, 10/25/2023		2,060,068
45,000	EUR, 4.10%, 04/15/2037		44,879
300,000	Portugal Telecom International Finance BV
	EUR, 4.38%, 03/24/2017		432,431
1,257,667	Province of Alberta Canada
	CAD, 5.93%, 09/16/2016		1,263,693

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 16.79% (Cost $121,409,480)		$	126,508,005

MUNICIPAL BONDS AND NOTES
1,690,000	Michigan Tobacco Settlement Finance Authority
	7.31%, 06/01/2034		1,319,941
1,495,000	State of Illinois
	5.52%, 04/01/2038		1,345,485
4,495,000	Tobacco Settlement Financing Corp
	6.71%, 06/01/2046		3,033,855

TOTAL MUNICIPAL BONDS AND NOTES — 0.76% (Cost $7,666,257)		$	5,699,281

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
2,845,000	0.13%, 12/31/2014(c)		2,844,112
11,345,000	0.25%, 01/15/2015		11,354,303
100,000,000	0.25%, 09/30/2015		99,910,200
4,845,000	0.38%, 11/15/2015		4,847,839
5,465,000	0.25%, 12/15/2015		5,452,830
10,640,000	2.75%, 11/15/2042		8,412,250

Principal Amount		Fair Value

U.S. Treasury Bonds and Notes — (continued)
$11,915,000	2.88%, 05/15/2043	$	9,656,738

TOTAL U.S. TREASURY BONDS AND NOTES — 18.91% (Cost $144,940,875)		$	142,478,272

Shares

COMMON STOCK
Basic Materials — 0.67%
26,521	PPG Industries Inc		5,029,973

Communications — 0.12%
51,679	Corning Inc		920,920

Consumer, Cyclical — 0.22%
39,773	General Motors Co (h)		1,625,522

Consumer, Non-cyclical — 1.76%
53,871	Valeant Pharmaceuticals International Inc (h)		6,324,455
92,975	Vertex Pharmaceuticals Inc (h)		6,908,043

			13,232,498

Energy — 0.15%
42,007	Chesapeake Energy Corp		1,140,070

Industrial — 0.12%
26,029	Owens-Illinois Inc (h)		931,318

TOTAL COMMON STOCK — 3.04% (Cost $9,114,551)		$	22,880,301

CONVERTIBLE PREFERRED STOCK
Communications — 0.29%
2,175	Lucent Technologies Capital Trust I, 7.75%		2,180,437

Energy — 0.09%
240	Chesapeake Energy Corp, 5.75%(b)		278,100
3,999	SandRidge Energy Inc, 7.00%		396,401

			674,501

Financial — 0.38%
7,153	FelCor Lodging Trust Inc, 1.95%(h)		173,460
48,368	Weyerhaeuser Co Class A, 6.38%(c)		2,695,007
Industrial — 0.17%
12,500	Stanley Black & Decker Inc, 6.25%(h)		1,290,000

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Utilities — 0.04%
6,004	AES Trust III, 6.75%	$	301,514

TOTAL CONVERTIBLE PREFERRED STOCK — 0.97% (Cost $6,490,465)		$	7,314,919

PREFERRED STOCK
Basic Materials — 0.24%
77,986	Cliffs Natural Resources Inc		1,790,558

Energy — 0.29%
5,107	Chesapeake Energy Corp		495,650
30,000	El Paso Energy Capital Trust I		1,674,375

			2,170,025

Financial — 0.52%
1,563	Ally Financial Inc (b)		1,492,812
1,484	Bank of America Corp		1,574,895
3,200	Health Care REIT Inc		164,400
3,097	iStar Financial Inc		192,014
10,955	SLM Corp		501,739

			3,925,860

Utilities — 0.12%
25,000	Southern California Edison Co		552,750
3,600	Union Electric Co		331,200

			883,950

TOTAL PREFERRED STOCK — 1.17% (Cost $6,520,218)		$	8,770,393

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 4.65%
	Federal Farm Credit Banks Funding Corp
$3,000,000	0.01%, 01/02/2014		2,999,999
12,000,000	0.01%, 01/06/2014		11,999,984
20,000,000	Federal National Mortgage Association
	0.00%, 01/08/2014		20,000,000

			34,999,983

Principal Amount		Fair Value

Reverse Repurchase Agreements — 2.11%
$3,779,669	Undivided interest of 12.28% in a reverse repurchase agreement (principal amount/value $30,782,806 with a maturity value of $30,782,840) with Citigroup Global Markets Inc, 0.02%, dated 12/31/13 to be repurchased at $3,779,669 on 1/2/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.08% - 11.00%, 12/15/15 - 8/15/53, with a value of $31,398,462. (i)	$	3,779,669

3,779,669	Undivided interest of 15.69% in a reverse repurchase agreement (principal amount/value $24,085,016 with a maturity value of $24,085,043) with HSBC Securities (USA) Inc, 0.02%, dated 12/31/13 to be repurchased at $3,779,669 on 1/2/14 collateralized by U.S. Treasury securities, 1.38% - 2.50%, 12/31/18 - 8/15/23, with a value of $24,566,974. (i)		3,779,669

795,684	Undivided interest of 44.37% in a reverse repurchase agreement (principal amount/value $1,793,212 with a maturity value of $1,793,212) with RBC Capital Markets Corp, 0.00%, dated 12/31/13 to be repurchased at $795,684 on 1/2/14 collateralized by U.S. Treasury securities, 0.00% - 2.50%, 1/23/14 - 8/15/23, with a value of $1,829,077. (i)(j)		795,684

3,779,669	Undivided interest of 7.77% in a reverse repurchase agreement (principal amount/value $48,657,259 with a maturity value of $48,657,286) with Merrill Lynch, Pierce, Fenner & Smith, 0.01%, dated 12/31/13 to be repurchased at $3,779,669 on 1/2/14 collateralized by various U.S. Government Agency securities, 1.36% - 7.00%, 6/1/17 - 9/1/44, with a value of $49,630,404. (i)		3,779,669

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Reverse Repurchase Agreements — (continued)
$ 3,779,669	Undivided interest of 71.38% in a reverse repurchase agreement (principal amount/value $5,295,266 with a maturity value of $5,295,266) with JP Morgan Securities, 0.00%, dated 12/31/13 to be repurchased at $3,779,669 on 1/2/14 collateralized by Federal National Mortgage Association securities, 2.50% - 7.50%, 12/1/14 - 11/1/52, with a value of $5,401,298. (i)(j)		$	3,779,669

				15,914,360

TOTAL SHORT TERM INVESTMENTS — 6.76% (Cost $50,914,343)			$	50,914,343

TOTAL INVESTMENTS — 101.95% (Cost $709,310,278)		$		767,983,786

OTHER ASSETS & LIABILITIES, NET — (1.95)%		$		(14,665,907)

TOTAL NET ASSETS — 100.00%		$		753,317,879

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.
(b)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2013, the aggregate cost and fair value of 144A securities was $89,272,628 and $97,820,223, respectively, representing 12.99% of net assets.

(c)	All or a portion of the security is on loan at December 31, 2013.
(d)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2013. Maturity date disclosed represents final maturity date.

(e)	Domestic security is fair valued under procedures adopted by the Board of Directors.
(f)

Security in default; some interest payments received during the last 12 months. At December 31, 2013, the aggregate fair value of the securities in default was $1,652,323, representing 0.22% of net assets.

(g)	Security has no contractual maturity date and pays an indefinite stream of interest.
(h)	Non-income producing security.
(i)	Collateral received for securities on loan.
(j)	The rate of the reverse repurchase agreement was less than 0.01%.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Currency Abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
KRW	Korean Won
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of December 31, 2013

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Financial Statements.

 Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

Great-West Loomis Sayles Bond Fund

ASSETS:
Investments in securities, fair value (including $15,531,383 of securities on loan)(a)	$752,069,426
Reverse repurchase agreements, fair value(b)	15,914,360
Cash	9,028,734
Cash denominated in foreign currencies, fair value(c)	171,533
Subscriptions receivable	959,778
Dividends and interest receivable	7,530,408

Total Assets	785,674,239

LIABILITIES:
Payable to investment adviser	594,552
Payable upon return of securities loaned	15,914,360
Redemptions payable	4,446,870
Payable for investments purchased	11,400,578

Total Liabilities	32,356,360

NET ASSETS	$753,317,879

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,492,339
Paid-in capital in excess of par	687,223,965
Net unrealized appreciation on investments and foreign currency translations	58,673,784
Undistributed net investment income	946,446
Accumulated net realized gain on investments and foreign currency transactions	981,345

NET ASSETS	$753,317,879

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	54,923,385

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$13.72

(a) Cost of investments	$693,395,918
(b) Cost of reverse repurchase agreements	$15,914,360
(c) Cost of cash denominated in foreign currencies	$171,257

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

Great-West Loomis Sayles Bond Fund

INVESTMENT INCOME:
Interest	$25,614,715
Income from securities lending	89,100
Dividends	1,097,131

Total Income	26,800,946

EXPENSES:
Management fees	4,909,714

Total Expenses	4,909,714

NET INVESTMENT INCOME	21,891,232

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	7,512,472
Net change in unrealized appreciation on investments and foreign currency translations	10,932,834

Net Realized and Unrealized Gain on Investments and Foreign Currency	18,445,306

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,336,538

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West Loomis Sayles Bond Fund

OPERATIONS:
Net investment income	$21,891,232	$20,563,120
Net realized gain on investments	7,512,472	4,578,173
Net change in unrealized appreciation on investments	10,932,834	32,685,434

Net Increase in Net Assets Resulting from Operations	40,336,538	57,826,727

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(22,213,186)	(19,779,649)
From net realized gains	(6,918,858)	(2,411,154)

Total Distributions	(29,132,044)	(22,190,803)

CAPITAL SHARE TRANSACTIONS:
Shares sold	509,706,862	199,775,811
Shares issued in reinvestment of distributions	29,132,044	22,190,803
Shares redeemed	(233,475,024)	(165,885,048)

Net Increase in Net Assets Resulting from Capital Share Transactions	305,363,882	56,081,566

Total Increase in Net Assets	316,568,376	91,717,490

NET ASSETS:
Beginning of year	436,749,503	345,032,013

End of year(a)	$753,317,879	$436,749,503

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	36,930,781	15,365,998
Shares issued in reinvestment of distributions	2,147,834	1,704,774
Shares redeemed	(17,044,516)	(12,732,907)

Net Increase	22,034,099	4,337,865

(a) Including undistributed net investment income:	$946,446	$15,586

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009
Great-West Loomis Sayles Bond Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$13.28		$12.08		$12.28	$11.64	$8.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.55	(a)	0.67	(a)	0.72	0.81	0.65
Net realized and unrealized gain (loss)	0.50		1.25		(0.17)	0.65	2.71

Total From Investment Operations	1.05		1.92		0.55	1.46	3.36

LESS DISTRIBUTIONS:
From net investment income	(0.47)		(0.64)		(0.75)	(0.82)	(0.63)
From net realized gains	(0.14)		(0.08)		–	–	–

Total Distributions	(0.61)		(0.72)		(0.75)	(0.82)	(0.63)

NET ASSET VALUE, END OF YEAR	$13.72		$13.28		$12.08	$12.28	$11.64

TOTAL RETURN(b)	8.04%		16.03%		4.43%	12.77%	38.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$753,318		$436,750		$345,032	$357,111	$368,286
Ratio of expenses to average net assets	0.90%		0.90%		0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	4.01%		5.16%		5.11%	5.44%	6.03%
Portfolio turnover rate	20%		20%		20%	21%	29%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Loomis Sayles Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek high total investment return through a combination of current income and capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market

Annual Report - December 31, 2013

conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Domestic Bonds and Notes, U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Convertible Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

  Annual Report - December 31, 2013

As of December 31, 2013, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:
Asset-Backed Securities	$—	$538,934	$—	$538,934
Convertible Bonds	—	53,453,910	13,061	53,466,971
Bonds and Notes	—	346,169,012	3,243,355	349,412,367
Foreign Government Bonds and Notes	—	126,508,005	—	126,508,005
Municipal Bonds and Notes	—	5,699,281	—	5,699,281
U.S. Treasury Bonds and Notes	—	142,478,272	—	142,478,272
Equity Investments:
Convertible Preferred Stock	1,290,000	6,024,919	—	7,314,919
Domestic Common Stock	22,880,301	—	—	22,880,301
Preferred Stock	3,176,247	5,594,146	—	8,770,393
Short Term Investments	—	50,914,343	—	50,914,343

Total Investments	$27,346,548	$737,380,822	$3,256,416	$767,983,786

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended. Securities exempt from registration may normally be resold to qualified institutional buyers. These securities are valued under methods approved by the Board of Directors.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains

  Annual Report - December 31, 2013

and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: distribution adjustments and market discount adjustments. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2013, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain on Investments
$–	$1,252,814	$(1,252,814)

The tax character of distributions paid during the years ended December 31, 2013 and 2012 were as follows:

	2013	2012

Distributions paid from:
Ordinary income	$22,213,186	$19,779,649
Long-term capital gain	6,918,858	2,411,154

	$29,132,044	$22,190,803

  Annual Report - December 31, 2013

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,052,139
Undistributed capital gains	1,301,929

Net accumulated earnings	2,354,068

Net unrealized appreciation on investments	58,247,231
Net unrealized appreciation on foreign currency translations	276
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$60,601,575

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (ASU) issued ASU No. 2011-11 “Balance Sheet (Topic  210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.90% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $318,850 for the year ended December 31, 2013.

3. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $244,324,598 and $95,337,250, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $133,262,371 and $7,101,852, respectively.

  Annual Report - December 31, 2013

4. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2013, the U.S. Federal income tax cost basis was $709,736,555. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $71,348,601 and gross depreciation of investments in which there was an excess of tax cost over value of $13,101,370 resulting in net appreciation of $58,247,231.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2013 the Fund had securities on loan valued at $15,531,383 and received collateral of $15,914,360 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

6. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2013, 4% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

  Annual Report - December 31, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Loomis Sayles Bond Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Loomis Sayles Bond Fund as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 19, 2014

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	62	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great- West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great- West Capital Management, LLC	62	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great- West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010

Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A

Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012

Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC

				N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company; Associate Chief Compliance Officer & Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC, GWFS Equities, Inc. or their affiliates.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village,

Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The death of The Honorable Paul G. Desmarais on October 8, 2013 resulted in a change in the ultimate control of Power Corporation of Canada, the ultimate parent company of Great-West Capital Management, LLC (“GWCM”), the Fund’s investment adviser. The voting securities of Power Corporation of Canada held directly or indirectly by Mr. Desmarais were transferred to The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Mr. Desmarais (the “Trust”). As a result, the Trust has voting control of Power Corporation of Canada.

The transfer of voting control over Power Corporation of Canada resulted in a change of control of GWCM and, therefore, constituted an “assignment” of the investment advisory agreement between GWCM and Great-West Funds, Inc. (the “Company”) and the sub-advisory agreement among the Company, GWCM and Loomis, Sayles & Company, L.P. (the “Sub-Adviser”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). An investment advisory or sub-advisory agreement automatically terminates upon its “assignment” under the 1940 Act.

In order to avoid disruption of the investment management program of the Fund, the Board of Directors (the “Board”) of the Company, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at meetings held on October 16, 2013 and December 5, 2013, respectively, approved (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and GWCM and an interim sub-advisory agreement (the “Interim Sub-Advisory Agreement”) with the Sub-Adviser (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and GWCM and a new sub-advisory agreement (the “New Sub-Advisory Agreement”) with the Sub-Adviser. The same portfolio management team continues to manage the Fund’s portfolio and the management fees, investment objectives, principal investment strategies and investment policies of the Fund remained the same.

The Interim Advisory Agreement became effective on October 8, 2013 and remains in effect for 150 days or until shareholders of the Fund approve the New Advisory Agreement. The Interim Sub-Advisory Agreement became effective on October 8, 2013 and remained in effect until December 5, 2013 when the New Sub-Advisory Agreement took effect. Pursuant to the terms of an exemptive order granted by the U.S. Securities and Exchange Commission, GWCM and the Company are permitted, under certain conditions and subject to the approval of the Board of the Company, to enter into new sub-advisory agreements with sub-advisers to the Funds without obtaining shareholder approval.

In considering the approval of the New Advisory Agreement and the New Sub-Advisory Agreement, the Board took into account certain information and materials relating to GWCM and the Sub-Adviser that the Board had received and considered in connection with the annual evaluation of the prior investment advisory agreement (the “Prior Advisory Agreement”) between the Company and GWCM and the prior sub-advisory agreement (the “Prior Sub-Advisory Agreement”) with the Sub-Adviser at the in-person meetings held on March 21, 2013 and April 18, 2013. The Board, including the Independent Directors, at a meeting held on April 18, 2013 (the “Annual Meeting”), approved the continuation of the Prior Advisory Agreement between the Company and GWCM and the Prior Sub-Advisory Agreement with the Sub-Adviser. At its December 5, 2013 meeting, the Board determined that the factors considered in connection with the Annual Meeting were applicable to its review of the New Advisory Agreement and the New Sub-Advisory Agreement.

ITEM 2.        CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.   The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $675,400 for fiscal year 2012 and $745,150 for fiscal year 2013.

(b)

Audit-Related Fees.   The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $98,700 for fiscal year 2012 and $100,000 for fiscal year 2013. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.   The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2012 and $0 for fiscal year 2013.

(d)

All Other Fees.   There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.   The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West

Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.   The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.   The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.   The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2012 equaled $1,447,600 and for fiscal year 2013 equaled $898,212.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.        INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.        DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds’ sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

ITEM 8.        PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.        CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.        EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 27, 2014